Schedule of cash flow statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 396,361	¥ 2,893,160	¥ 1,360,872	¥ 236,917
Net cash provided by (used in) investing activities	(314,526)	(2,295,816)	1,411,992	(1,553,228)
Net cash (used in) provided by financing activities	(85,312)	(622,715)	(2,505,002)	(763,940)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(2,038)	(14,877)	9,545	(36,357)
Collection of loans from Group companies	34,524	251,998	32,913	455,144
Cash paid as loans extended to Group companies	(1,919)	(14,009)	(499,562)	(402,570)
Other investing activities	(1,970)	(14,379)		(48,275)
Net cash provided by (used in) investing activities	30,635	223,610	(466,649)	4,299
Repayment of loans to Group companies	(1,741)	(12,708)	(74,346)	(487,333)
Cash received as loans from Group companies	123,635	902,451	1,491,485	1,240,317
Other financing activities	(148,581)	(1,084,539)	(1,110,984)	(702,674)
Net cash (used in) provided by financing activities	(26,687)	(194,796)	306,155	50,310
Parent Company [Member] | Third Party Revenues [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (2,038)	¥ (14,877)	¥ 9,545	¥ (36,357)